Net Gains or Losses on Financial Assets_Liabilities at Fair Value Through Profit or Loss_Net Gains Or Losses On Financial Instruments Held For Tradings(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Revenue from financial instruments at fair value through profit or loss		₩ 9,805,428
Expense from financial instruments at fair value through profit or loss		9,361,056
Net revenue expense from financial instruments at fair value through profit or loss		₩ 444,372
Net Gains Losses On Financial Instruments Held For Trading Abstract [Abstract]
Gains Related To Financial Instrument Sheld For Trading	[1]		₩ 10,510,556	₩ 6,240,645
Losses Related To Financial Instrument Sheld For Trading	[1]		9,565,349	6,181,279
Net Gains Or Losses On Financial Instrument Sheld For Trading	[1]		₩ 945,207	₩ 59,366
Description Of Nature Of Gains Losses On Financial Instruments Held For Trading		Net gain or loss from financial instruments at fair value through profit or loss includes dividend income, gains or losses arising from changes in the fair values, sales and redemptions.	Net gain or loss from financial instruments at fair value through profit or loss includes dividend income, gains or losses arising from changes in the fair values, sales and redemptions.	Net gain or loss from financial instruments at fair value through profit or loss includes dividend income, gains or losses arising from changes in the fair values, sales and redemptions.
Financial assets at fair value through profit or loss
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Revenue from financial instruments at fair value through profit or loss		₩ 2,116,296
Expense from financial instruments at fair value through profit or loss		1,326,097
Debt securities
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Revenue from financial instruments at fair value through profit or loss		1,544,892
Expense from financial instruments at fair value through profit or loss		850,129
Equity securities
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Revenue from financial instruments at fair value through profit or loss		571,404
Expense from financial instruments at fair value through profit or loss		475,968
Financial assets held for trading
Net Gains Losses On Financial Instruments Held For Trading Abstract [Abstract]
Gains Related To Financial Instrument Sheld For Trading	[1]		₩ 737,412	₩ 265,132
Losses Related To Financial Instrument Sheld For Trading	[1]		669,370	379,812
Debt securities
Net Gains Losses On Financial Instruments Held For Trading Abstract [Abstract]
Gains Related To Financial Instrument Sheld For Trading	[1]		191,243	144,843
Losses Related To Financial Instrument Sheld For Trading	[1]		315,506	265,760
Equity securities
Net Gains Losses On Financial Instruments Held For Trading Abstract [Abstract]
Gains Related To Financial Instrument Sheld For Trading	[1]		546,169	120,289
Losses Related To Financial Instrument Sheld For Trading	[1]		353,864	114,052
Derivatives held for trading
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Revenue from financial instruments at fair value through profit or loss		7,616,700
Expense from financial instruments at fair value through profit or loss		7,900,612
Net Gains Losses On Financial Instruments Held For Trading Abstract [Abstract]
Gains Related To Financial Instrument Sheld For Trading	[1]		9,743,309	5,875,029
Losses Related To Financial Instrument Sheld For Trading	[1]		8,837,595	5,702,270
Interest rate
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Revenue from financial instruments at fair value through profit or loss		2,328,576
Expense from financial instruments at fair value through profit or loss		2,610,305
Net Gains Losses On Financial Instruments Held For Trading Abstract [Abstract]
Gains Related To Financial Instrument Sheld For Trading	[1]		1,753,449	1,162,058
Losses Related To Financial Instrument Sheld For Trading	[1]		1,625,541	1,164,423
Currency
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Revenue from financial instruments at fair value through profit or loss		3,764,985
Expense from financial instruments at fair value through profit or loss		3,499,356
Net Gains Losses On Financial Instruments Held For Trading Abstract [Abstract]
Gains Related To Financial Instrument Sheld For Trading	[1]		5,777,818	3,751,706
Losses Related To Financial Instrument Sheld For Trading	[1]		5,661,323	3,827,928
Stock or stock index
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Revenue from financial instruments at fair value through profit or loss		1,383,446
Expense from financial instruments at fair value through profit or loss		1,626,007
Net Gains Losses On Financial Instruments Held For Trading Abstract [Abstract]
Gains Related To Financial Instrument Sheld For Trading	[1]		2,094,667	899,185
Losses Related To Financial Instrument Sheld For Trading	[1]		1,445,714	658,832
Credit
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Revenue from financial instruments at fair value through profit or loss		38,461
Expense from financial instruments at fair value through profit or loss		36,747
Net Gains Losses On Financial Instruments Held For Trading Abstract [Abstract]
Gains Related To Financial Instrument Sheld For Trading	[1]		76,700	52,988
Losses Related To Financial Instrument Sheld For Trading	[1]		76,483	46,251
Commodity
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Revenue from financial instruments at fair value through profit or loss		8,285
Expense from financial instruments at fair value through profit or loss		10,456
Net Gains Losses On Financial Instruments Held For Trading Abstract [Abstract]
Gains Related To Financial Instrument Sheld For Trading	[1]		17,278	4,284
Losses Related To Financial Instrument Sheld For Trading	[1]		8,481	3,545
Other
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Revenue from financial instruments at fair value through profit or loss		92,947
Expense from financial instruments at fair value through profit or loss		117,741
Net Gains Losses On Financial Instruments Held For Trading Abstract [Abstract]
Gains Related To Financial Instrument Sheld For Trading	[1]		23,397	4,808
Losses Related To Financial Instrument Sheld For Trading	[1]		20,053	1,291
Financial liabilties held for trading
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Revenue from financial instruments at fair value through profit or loss		72,410
Expense from financial instruments at fair value through profit or loss		134,287
Net Gains Losses On Financial Instruments Held For Trading Abstract [Abstract]
Gains Related To Financial Instrument Sheld For Trading	[1]		29,726	100,246
Losses Related To Financial Instrument Sheld For Trading	[1]		58,267	99,024
Other financial instruments
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Revenue from financial instruments at fair value through profit or loss		22
Expense from financial instruments at fair value through profit or loss		₩ 60
Net Gains Losses On Financial Instruments Held For Trading Abstract [Abstract]
Gains Related To Financial Instrument Sheld For Trading	[1]		109	238
Losses Related To Financial Instrument Sheld For Trading	[1]		₩ 117	₩ 173

[1]	Regarding reclassification of interest income following the change of accounting policy, gains related to financial instruments held for trading for 2016 and 2017, has been restated.